Note 14 - Employee Benefits - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding, January 1 (in shares)	31,949	46,451
Outstanding, January 1 (in dollars per share)	$ 25.03	$ 27.90
Expired (in shares)	(2,125)	(10,802)
Expired (in dollars per share)	$ 40.24	$ 36.93
Exercised (in shares)	(500)	(2,175)
Exercised (in dollars per share)	$ 23	$ 21.31
Forfeited (in shares)		(1,525)
Forfeited (in dollars per share)		$ 33.53
Outstanding, December 31 (in shares)	29,324	31,949
Outstanding, December 31 (in dollars per share)	$ 23.67	$ 25.03
Exercisable, December 31 (in shares)	29,324	31,949
Exercisable, December 31 (in dollars per share)	$ 23.67	$ 25.03